PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2023	$3,947	$(707)	$1,478	$4,718
Additions, net of disposals	468	15	—	483
Acquisitions through business combinations(1)	8,811	—	—	8,811
Non-cash additions	(11)	(5)	—	(16)
Depreciation expense	—	(252)	—	(252)
Fair value adjustments	—	—	142	142
Net foreign currency exchange differences	223	(41)	83	265
Balance at December 31, 2023	$13,438	$(990)	$1,703	$14,151
Additions, net of disposals	1,035	23	—	1,058
Non-cash additions	(224)	(6)	—	(230)
Depreciation expense	—	(650)	—	(650)
Assets reclassified as held for sale(2)	(1,866)	91	—	(1,775)
Fair value adjustments	—	—	119	119
Net foreign currency exchange differences	(86)	17	(32)	(101)
Balance at December 31, 2024	$12,297	$(1,515)	$1,790	$12,572

(1)See Note 5, Acquisition of Businesses, for additional information.
(2)See Note 4, Assets and Liabilities classified as Held for Sale, for additional information.
The following table summarizes the valuation techniques and significant inputs for our company’s property, plant and equipment assets.

Dec. 31, 2024				Dec. 31, 2023
Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon
Discounted cash flow model	8%	16x	10 yrs	Discounted cash flow model	8%	15x	10 yrs